Net Income Per Share (Tables)	12 Months Ended
May 31, 2026
Earnings Per Share [Abstract]
The computation of basic and diluted net income per common share
The computation of basic and diluted net income per common share for the years ended May 31, 2024, 2025 and 2026 is as follows:

	For the years ended May 31,
	2024	2025	2026
Numerator:
Net income attributable to New Oriental Education & Technology Group Inc.’s shareholders-basic (US$ in thousands)	309,591	371,716	475,172

Net income attributable to New Oriental Education & Technology Group Inc.’s shareholders-diluted (US$ in thousands)	308,443	371,518	474,030

Denominator
Weighted average common shares outstanding-basic	1,653,597,432	1,619,727,518	1,578,483,794

Plus: incremental weighted average common shares from assumed vesting of NES using the treasury stock method	15,902,520	11,409,646	17,021,841

Weighted average common shares outstanding-diluted	1,669,499,952	1,631,137,164	1,595,505,635

Net income per common share
- Basic (US$)	0.19	0.23	0.30
- Diluted(a) (US$)	0.18	0.23	0.30

(a)	For the year ended May 31, 2026, the Company does not have any securities that would have an anti-dilutive effect included in the computation of diluted net income per common share.